Goodwill	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
(6)	Goodwill

The gross amount of goodwill and accumulated impairment losses by segment as of December 31, 2017 and 2018 are as follows:

	Agency segment	Claims Adjusting segment	Total
	RMB	RMB	RMB
Gross as of January 1, 2017	922,494	21,137	943,631
Eliminated on disposal of subsidiaries in 2017 (Note 3)	(790,517)	—	(790,517)
Gross as of December 31, 2017 and 2018	131,977	21,137	153,114
Accumulated impairment loss as of January 1, 2017	(800,417)	(21,137)	(821,554)
Eliminated on disposal of subsidiaries in 2017 (Note 3)	778,309	—	778,309
Accumulated impairment loss as of December 31, 2017 and 2018	(22,108)	(21,137)	(43,245)
Net as of December 31, 2017	109,869	—	109,869
Net as of December 31, 2018	109,869	—	109,869

The Group performed the annual impairment analysis as of the balance sheet date. There has been no impairment loss recognized in goodwill for the years ended December 31, 2016, 2017 and 2018.